UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2017

Semiannual Report

to Shareholders

Deutsche Health and Wellness Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets

17	Financial Highlights
21	Notes to Financial Statements
31	Information About Your Fund’s Expenses
33	Advisory Agreement Board Considerations and Fee Evaluation
38	Account Management Resources
40	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Health and Wellness Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pull-back would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion, making it the second longest run in history this spring.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Health and Wellness Fund	3

Performance Summary	November 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	7.27%	19.78%	16.28%	10.20%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.11%	12.89%	14.91%	9.55%
S&P 500® Index†	10.89%	22.87%	15.74%	8.30%
MSCI World Health Care Index††	6.18%	21.76%	13.98%	8.57%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.01%	16.00%	10.46%
Adjusted for the Maximum Sales Charge (max 5.75% load)		5.57%	14.64%	9.81%
S&P 500® Index†		18.61%	14.22%	7.44%
MSCI World Health Care Index††		12.41%	13.85%	8.72%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	6.90%	18.90%	15.42%	9.39%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.90%	18.90%	15.42%	9.39%
S&P 500® Index†	10.89%	22.87%	15.74%	8.30%
MSCI World Health Care Index††	6.18%	21.76%	13.98%	8.57%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.15%	15.14%	9.64%
Adjusted for the Maximum Sales Charge (max 5.75% load)		11.15%	15.14%	9.64%
S&P 500® Index†		18.61%	14.22%	7.44%
MSCI World Health Care Index††		12.41%	13.85%	8.72%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	7.41%	20.08%	16.57%	10.50%
S&P 500® Index†	10.89%	22.87%	15.74%	8.30%
MSCI World Health Care Index††	6.18%	21.76%	13.98%	8.57%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		12.28%	16.30%	10.75%
S&P 500® Index†		18.61%	14.22%	7.44%
MSCI World Health Care Index††		12.41%	13.85%	8.72%

4	Deutsche Health and Wellness Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	7.39%	20.07%	16.57%	10.59%
S&P 500® Index†	10.89%	22.87%	15.74%	8.30%
MSCI World Health Care Index††	6.18%	21.76%	13.98%	8.57%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		12.28%	16.29%	10.86%
S&P 500® Index†		18.61%	14.22%	7.44%
MSCI World Health Care Index††		12.41%	13.85%	8.72%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 1.37%, 2.12%, 1.08% and 1.07% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Health and Wellness Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

††	The MSCI World Health Care Index is designed to capture the large and mid cap segments across 23 Developed Markets (DM) countries. All securities in the index are classified in the Health Care sector as per the Global Industry Classification Standard (GICS®).

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/17	$37.75	$30.19	$40.31	$41.86
5/31/17	$35.19	$28.25	$37.53	$38.97

6	Deutsche Health and Wellness Fund

Portfolio Management Team

Leefin Lai, CFA, CPA, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2001.

–	Joined Deutsche Asset Management in 2001.

–	Previously served as an analyst for Salomon Smith Barney and PaineWebber and as Vice President/Analyst for Citigroup Global Asset Management and Scudder Kemper Investments.

–	Investment industry experience began in 1991.

–	BS and MBA, University of Illinois.

Peter Barsa, Director

Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 1999.

–	Portfolio Manager and Equity Research Analyst for Small and Mid Cap Equities: New York.

–	Equity research analyst covering consumer discretionary and consumer staples and global small cap equity research generalist.

–	BS in Finance, Villanova University.

Michael A. Sesser, CFA, Vice President

Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 2009.

–	Portfolio Manager and Equity Research Analyst: New York.

–	Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005-2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003-2005.

–	BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	11/30/17	5/31/17
Common Stocks	97%	97%
Cash Equivalents	3%	3%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	11/30/17	5/31/17
Pharmaceuticals
Major Pharmaceuticals	27%	26%
Specialty Pharmaceuticals	5%	7%
Biotechnology	25%	23%
Health Care Services	22%	22%
Medical Supply & Specialty	21%	22%
	100%	100%

Deutsche Health and Wellness Fund	7

Ten Largest Equity Holdings at November 30, 2017 (30.9% of Net Assets)
1.	UnitedHealth Group, Inc.	5.6%
	Operator of organized health systems
2.	Johnson & Johnson	5.1%
	Provider of health care products
3.	Bristol-Myers Squibb Co.	3.4%
	Producer of diversified pharmaceuticals and other products
4.	Amgen, Inc.	2.8%
	Developer, manufacturer and marketer of human therapeutics
5.	Pfizer, Inc.	2.6%
	Manufacturer of prescription pharmaceuticals and nonprescription self-medications
6.	Medtronic PLC	2.4%
	Develops therapeutic and diagnostic medical products
7.	Biogen, Inc.	2.3%
	Developer, marketer and manufacturer of neurological therapies
8.	AbbVie, Inc.	2.3%
	Researches and develops pharmaceutical products
9.	Aetna, Inc.	2.2%
	Provider of healthcare and related benefits
10.	Merck & Co., Inc.	2.2%
	Global pharmaceutical company

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 38 for contact information.

8	Deutsche Health and Wellness Fund

Investment Portfolio	as of November 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Health Care 97.3%
Biotechnology 23.9%
ACADIA Pharmaceuticals, Inc.*	25,791	780,178
Acceleron Pharma, Inc.*	44,678	1,630,300
Aclaris Therapeutics, Inc.*	23,101	547,725
Agile Therapeutics, Inc.*	68,093	341,146
Alexion Pharmaceuticals, Inc.*	14,254	1,565,232
Alkermes PLC*	39,925	2,087,678
Amgen, Inc.	48,002	8,432,031
Amicus Therapeutics, Inc.*	72,503	1,009,242
Array BioPharma, Inc.*	98,805	1,111,556
Biogen, Inc.*	21,578	6,951,784
BioMarin Pharmaceutical, Inc.*	41,840	3,589,872
Bioverativ, Inc.*	13,415	671,018
Bluebird Bio, Inc.*	8,912	1,539,994
Blueprint Medicines Corp.*	8,834	663,080
Celgene Corp.*	60,484	6,098,602
Clovis Oncology, Inc.*	16,011	1,006,612
Cytokinetics, Inc.*	20,041	172,353
DBV Technologies SA (ADR)*	6,400	146,176
Dermira, Inc.*	33,535	858,496
Exelixis, Inc.*	43,251	1,171,237
Five Prime Therapeutics, Inc.*	7,292	192,144
Galapagos NV (ADR)*	13,189	1,163,006
Gilead Sciences, Inc.	65,494	4,897,641
Global Blood Therapeutics, Inc.*	19,010	749,945
GW Pharmaceuticals PLC (ADR)*	3,800	473,062
Incyte Corp.*	30,324	3,001,773
Ligand Pharmaceuticals, Inc.* (a)	10,364	1,366,493
Loxo Oncology, Inc.*	14,258	1,094,302
Medicines Co.* (a)	18,100	524,900
MorphoSys AG*	9,050	853,739
Neurocrine Biosciences, Inc.*	23,870	1,716,014
Paratek Pharmaceuticals, Inc.*	18,239	343,805
Portola Pharmaceuticals, Inc.*	21,998	1,116,399
Prothena Corp. PLC*	11,200	520,688
Regeneron Pharmaceuticals, Inc.*	6,276	2,271,033
REGENXBIO, Inc.*	17,894	502,821
Sage Therapeutics, Inc.*	5,100	471,291
Sarepta Therapeutics, Inc.* (a)	23,687	1,318,655
Seattle Genetics, Inc.* (a)	20,798	1,267,222
Spark Therapeutics, Inc.*	5,272	386,069
TESARO, Inc.* (a)	17,722	1,499,281
Ultragenyx Pharmaceutical, Inc.*	5,312	268,203
Vertex Pharmaceuticals, Inc.*	36,745	5,301,936
Zogenix, Inc.*	21,200	823,620

		72,498,354

The accompanying notes are an integral part of the financial statements.

Deutsche Health and Wellness Fund	9

	Shares	Value ($)
Health Care Services 21.4%
Aetna, Inc.	37,838	6,817,651
Anthem, Inc.	24,131	5,669,820
athenahealth, Inc.*	12,381	1,645,311
Brookdale Senior Living, Inc.*	34,700	370,943
Centene Corp.*	32,966	3,365,499
Cerner Corp.*	18,142	1,282,458
Charles River Laboratories International, Inc.*	11,994	1,249,775
Cigna Corp.	25,881	5,479,784
Express Scripts Holding Co.*	11,752	765,995
HCA Healthcare, Inc.*	26,354	2,240,090
Humana, Inc.	19,106	4,983,991
IQVIA Holdings, Inc.*	8,530	870,145
McKesson Corp.	18,094	2,673,208
Quest Diagnostics, Inc.	29,057	2,860,952
Thermo Fisher Scientific, Inc.	24,624	4,746,522
UnitedHealth Group, Inc.	74,153	16,919,490
Universal Health Services, Inc. “B”	13,526	1,465,542
WellCare Health Plans, Inc.*	7,655	1,630,439

		65,037,615
Medical Supply & Specialty 20.5%
Abbott Laboratories	102,303	5,766,820
ABIOMED, Inc.*	8,700	1,695,108
Agilent Technologies, Inc.	43,312	2,998,923
Align Technology, Inc.*	5,614	1,464,580
Baxter International, Inc.	48,459	3,175,518
Becton, Dickinson & Co.	19,926	4,547,312
Boston Scientific Corp.*	223,786	5,881,096
Cardiovascular Systems, Inc.*	57,162	1,432,480
DexCom, Inc.*	5,600	327,208
Edwards Lifesciences Corp.*	16,665	1,953,138
Exact Sciences Corp.*	17,039	1,013,480
Hologic, Inc.*	27,390	1,142,711
IDEXX Laboratories, Inc.*	10,211	1,597,102
Illumina, Inc.*	9,058	2,083,612
Integra LifeSciences Holdings Corp.*	30,591	1,487,334
Intuitive Surgical, Inc.*	10,897	4,356,403
K2M Group Holdings, Inc.*	76,613	1,506,212
Medtronic PLC	88,536	7,271,462
Stryker Corp.	33,892	5,287,152
Teleflex, Inc.	10,414	2,765,125
Varian Medical Systems, Inc.*	14,368	1,605,624
Wright Medical Group NV*	44,200	1,074,502
Zimmer Biomet Holdings, Inc.	13,510	1,582,021

		62,014,923

The accompanying notes are an integral part of the financial statements.

10	Deutsche Health and Wellness Fund

	Shares	Value ($)
Pharmaceuticals 31.5%
AbbVie, Inc.	71,632	6,942,573
Allergan PLC	27,024	4,697,582
AstraZeneca PLC (ADR)	155,092	5,097,874
Avadel Pharmaceuticals PLC (ADR)*	87,483	791,721
Bayer AG (Registered)	35,231	4,489,092
Bristol-Myers Squibb Co.	164,018	10,364,297
Eli Lilly & Co.	74,573	6,311,859
GlaxoSmithKline PLC (ADR) (a)	41,254	1,446,365
Jazz Pharmaceuticals PLC*	4,050	565,947
Johnson & Johnson	111,540	15,540,868
Merck & Co., Inc.	119,507	6,605,152
Mylan NV*	39,171	1,430,917
Novartis AG (Registered)	57,012	4,877,925
Novo Nordisk AS (ADR)	32,878	1,702,094
Pacira Pharmaceuticals, Inc.*	39,001	1,801,846
Pfizer, Inc.	215,301	7,806,814
Roche Holding AG (Genusschein)	17,483	4,402,710
Sanofi (ADR)	104,943	4,789,599
Shire PLC (ADR)	11,919	1,772,951
UCB SA	10,276	767,162
Zoetis, Inc.	46,714	3,376,955

		95,582,303
Total Common Stocks (Cost $158,611,050)		295,133,195

Securities Lending Collateral 2.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b) (c) (Cost $6,524,686)	6,524,686	6,524,686

Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 1.12% (b) (Cost $7,762,383)	7,762,383	7,762,383

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $172,898,119)	102.0	309,420,264
Other Assets and Liabilities, Net	(2.0)	(6,119,242)

Net Assets	100.0	303,301,022

The accompanying notes are an integral part of the financial statements.

Deutsche Health and Wellness Fund	11

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $6,465,707, which is 2.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$71,644,615	$853,739	$—	$72,498,354
Health Care Services	65,037,615	—	—	65,037,615
Medical Supply & Specialty	62,014,923	—	—	62,014,923
Pharmaceuticals	81,045,414	14,536,889	—	95,582,303
Short-Term Investments (d)	14,287,069	—	—	14,287,069
Total	$294,029,636	$15,390,628	$—	$309,420,264

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended November 30, 2017, the amount of the transfers between Level 1 and Level 2 was $14,864,906.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	Deutsche Health and Wellness Fund

Statement of Assets and Liabilities

as of November 30, 2017 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $158,611,050) — including $6,465,707 of securities loaned	$295,133,195
Investment in Deutsche Government & Agency Securities Portfolio (cost $6,524,686)*	6,524,686
Investment in Deutsche Central Cash Management Government Fund (cost $7,762,383)	7,762,383
Cash	821
Foreign currency, at value (cost $99,744)	97,974
Receivable for investments sold	495,076
Receivable for Fund shares sold	17,696
Dividends receivable	372,964
Interest receivable	10,530
Foreign taxes recoverable	124,926
Other assets	30,114
Total assets	310,570,365

Liabilities
Payable upon return of securities loaned	6,524,686
Payable for Fund shares redeemed	260,824
Accrued management fee	187,848
Accrued Trustees’ fees	5,411
Other accrued expenses and payables	290,574
Total liabilities	7,269,343
Net assets, at value	$303,301,022

Net Assets Consist of
Net investment loss	(66,115)
Net unrealized appreciation (depreciation) on:
Investments	136,522,145
Foreign currency	(624)
Accumulated net realized gain (loss)	17,831,935
Paid-in capital	149,013,681
Net assets, at value	$303,301,022

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche Health and Wellness Fund	13

Statement of Assets and Liabilities as of November 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value, and redemption price per share ($63,893,165 ÷ 1,692,707 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$37.75
Maximum offering price per share (100 ÷ 94.25 of $37.75)	$40.05
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,650,000 ÷ 385,832 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.19
Class S
Net Asset Value, offering and redemption price per share ($224,950,897 ÷ 5,580,297 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$40.31
Institutional Class
Net Asset Value, offering and redemption price per share ($2,806,960 ÷ 67,054 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$41.86

The accompanying notes are an integral part of the financial statements.

14	Deutsche Health and Wellness Fund

Statement of Operations

for the six months ended November 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,457)	$1,674,621
Income distributions — Deutsche Central Cash Management Government Fund	43,586
Securities lending income, net of borrower rebates	7,557
Total income	1,725,764
Expenses:
Management fee	1,173,792
Administration fee	153,437
Services to shareholders	214,697
Distribution and service fees	140,861
Custodian fee	3,652
Professional fees	46,229
Reports to shareholders	20,794
Registration fees	26,237
Trustees’ fees and expenses	9,568
Other	11,809
Total expenses before expense reductions	1,801,076
Expense reductions	(9,197)
Total expenses after expense reductions	1,791,879
Net investment income (loss)	(66,115)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,641,072
Foreign currency	(4,148)
13,636,924
Change in net unrealized appreciation (depreciation) on:
Investments	8,074,099
Foreign currency	2,182
8,076,281
Net gain (loss)	21,713,205
Net increase (decrease) in net assets resulting from operations	$21,647,090

The accompanying notes are an integral part of the financial statements.

Deutsche Health and Wellness Fund	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations:
Net investment income (loss)	$(66,115)	$376,728
Net realized gain (loss)	13,636,924	16,863,263
Change in net unrealized appreciation (depreciation)	8,076,281	1,747,560
Net increase (decrease) in net assets resulting from operations	21,647,090	18,987,551
Distributions to shareholders from:
Net investment income:
Class A	—	(11,576)
Class S	—	(542,110)
Institutional Class	—	(7,196)
Net realized gains:
Class A	—	(1,882,062)
Class C	—	(486,945)
Class S	—	(5,094,857)
Institutional Class	—	(62,832)
Total distributions	—	(8,087,578)
Fund share transactions:
Proceeds from shares sold	8,814,184	36,809,513
Reinvestment of distributions	—	7,732,652
Payments for shares redeemed	(26,302,640)	(102,717,784)
Redemption fees	—	904
Net increase (decrease) in net assets from Fund share transactions	(17,488,456)	(58,174,715)
Increase (decrease) in net assets	4,158,634	(47,274,742)
Net assets at beginning of period	299,142,388	346,417,130
Net assets at end of period (including net investment loss and undistributed net investment income $66,115 and $0, respectively)	$303,301,022	$299,142,388

The accompanying notes are an integral part of the financial statements.

16	Deutsche Health and Wellness Fund

Financial Highlights

	Six Months Ended 11/30/17		Years Ended May 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$35.19		$33.91	$45.32	$36.68	$30.50	$25.10
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)		(.01)	(.03)	(.12)	(.05)	.07
Net realized and unrealized gain (loss)	2.60		2.16	(5.08)	12.04	8.74	7.69
Total from investment operations	2.56		2.15	(5.11)	11.92	8.69	7.76
Less distributions from:
Net Investment income	—		(.01)	—	—	—	(.09)
Net realized gains	—		(.86)	(6.30)	(3.28)	(2.51)	(2.27)
Total distributions	—		(.87)	(6.30)	(3.28)	(2.51)	(2.36)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$37.75		$35.19	$33.91	$45.32	$36.68	$30.50
Total Return (%)[b,c]	7.27	**	6.62	(11.67)	33.71	29.49	32.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		66	92	104	68	45
Ratio of expenses before expense reductions (%)	1.35	*	1.37	1.35	1.35	1.37	1.45
Ratio of expenses after expense reductions (%)	1.33	*	1.33	1.32	1.35	1.34	1.37
Ratio of net investment income (loss) (%)	(.21	)*	(.03)	(.07)	(.30)	(.13)	.24
Portfolio turnover rate (%)	11	**	35	56	55	33	40

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Deutsche Health and Wellness Fund	17

	Six Months Ended 11/30/17		Years Ended May 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$28.25		$27.60	$38.44	$31.76	$26.89	$22.46
Income (loss) from investment operations:
Net investment income (loss)[a]	(.14)		(.22)	(.26)	(.37)	(.26)	(.12)
Net realized and unrealized gain (loss)	2.08		1.73	(4.28)	10.33	7.64	6.82
Total from investment operations	1.94		1.51	(4.54)	9.96	7.38	6.70
Less distributions from:
Net realized gains	—		(.86)	(6.30)	(3.28)	(2.51)	(2.27)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$30.19		$28.25	$27.60	$38.44	$31.76	$26.89
Total Return (%)[b]	6.90	c**	5.82 [c]	(12.33)[c]	32.72	28.54 [c]	31.84 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		13	19	23	13	8
Ratio of expenses before expense reductions (%)	2.10	*	2.12	2.10	2.09	2.11	2.18
Ratio of expenses after expense reductions (%)	2.07	*	2.08	2.06	2.09	2.09	2.13
Ratio of net investment income (loss) (%)	(.95	)*	(.79)	(.82)	(1.04)	(.87)	(.51)
Portfolio turnover rate (%)	11	**	35	56	55	33	40

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

18	Deutsche Health and Wellness Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Class S	(Unaudited)		2017	2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$37.53		$36.10	$47.70	$38.37	$31.73		$26.03
Income (loss) from investment operations:
Net investment income (loss)[a]	.01		.09	.07	(.02)	.04		.14
Net realized and unrealized gain (loss)	2.77		2.29	(5.37)	12.64	9.11		8.00
Total from investment operations	2.78		2.38	(5.30)	12.62	9.15		8.14
Less distributions from:
Net investment income	—		(.09)	—	(.01)	—		(.17)
Net realized gains	—		(.86)	(6.30)	(3.28)	(2.51)		(2.27)
Total distributions	—		(.95)	(6.30)	(3.29)	(2.51)		(2.44)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$40.31		$37.53	$36.10	$47.70	$38.37		$31.73
Total Return (%)	7.41	**	6.90	(11.47)[b]	34.07	29.80	[b]	33.19 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	225		218	231	286	211		168
Ratio of expenses before expense reductions (%)	1.07	*	1.08	1.08	1.08	1.12		1.18
Ratio of expenses after expense reductions (%)	1.07	*	1.08	1.07	1.08	1.09		1.12
Ratio of net investment income (loss) (%)	.06	*	.24	.17	(.04)	.11		.49
Portfolio turnover rate (%)	11	**	35	56	55	33		40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Deutsche Health and Wellness Fund	19

	Six Months Ended 11/30/17		Years Ended May 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$38.97		$37.46	$49.23	$39.52	$32.62	$26.71
Income (loss) from investment operations:
Net investment income (loss)[a]	.01		.08	.09	(.05)	.04	.15
Net realized and unrealized gain (loss)	2.88		2.39	(5.56)	13.05	9.37	8.22
Total from investment operations	2.89		2.47	(5.47)	13.00	9.41	8.37
Less distributions from:
Net investment income	—		(.10)	—	(.01)	—	(.19)
Net realized gains	—		(.86)	(6.30)	(3.28)	(2.51)	(2.27)
Total distributions	—		(.96)	(6.30)	(3.29)	(2.51)	(2.46)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$41.86		$38.97	$37.46	$49.23	$39.52	$32.62
Total Return (%)[b]	7.39	**	6.91	(11.46)	34.00	29.82	33.23

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		2	4	4	11	7
Ratio of expenses before expense reductions (%)	1.08	*	1.07	1.10	1.10	1.12	1.15
Ratio of expenses after expense reductions (%)	1.08	*	1.07	1.06	1.10	1.09	1.10
Ratio of net investment income (loss) (%)	.05	*	.20	.22	(.12)	.11	.51
Portfolio turnover rate (%)	11	**	35	56	55	33	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

20	Deutsche Health and Wellness Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Health and Wellness Fund (the “Fund”) is a diversified series of Deutsche Securities Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for

Deutsche Health and Wellness Fund	21

similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

22	Deutsche Health and Wellness Fund

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the lending agreement. As of period end, any securities on loan were collateralized by cash. During the period ended November 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Deutsche Health and Wellness Fund	23

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2017, the aggregate cost of investments for federal income tax purposes was $182,631,401. The net unrealized appreciation for all investments based on tax cost was $127,231,030. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $131,640,060 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $4,409,030.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

24	Deutsche Health and Wellness Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended November 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $33,328,972 and $50,627,213 respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche Health and Wellness Fund	25

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.765%
Over $500 million of such net assets	.715%

Accordingly, for the six months ended November 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.765% of the Fund’s average daily net assets.

For the period from June 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.34%
Class C	2.09%
Class S	1.09%
Institutional Class	1.09%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.40%
Class C	2.15%
Class S	1.15%
Institutional Class	1.15%

For the six months ended November 30, 2017, fees waived and/or expenses reimbursed for certain classes are as follow:

Class A	$ 7,328
Class C	1,805
Institutional Class	64
$ 9,197

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays

26	Deutsche Health and Wellness Fund

the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2017, the Administration Fee was $153,437 of which $24,555 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2017
Class A	$17,175	$11,462
Class C	1,591	1,050
Class S	74,677	43,261
Institutional Class	343	298
	$93,786	$56,071

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2017
Class C	$46,364	$7,118

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2017	Annualized Rate
Class A	$79,075	$38,879	.24%
Class C	15,422	7,552	.25%
	$94,497	$46,431

Deutsche Health and Wellness Fund	27

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2017, aggregated $3,142.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2017, the CDSC for Class C shares aggregated $290. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2017, DDI received $1,153 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,661, of which $5,211 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended November 30, 2017, the

28	Deutsche Health and Wellness Fund

Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $569.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2017.

Deutsche Health and Wellness Fund	29

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	81,512	$3,014,371	263,928	$9,027,216
Class C	8,735	259,458	60,481	1,627,126
Class S	117,784	4,677,282	691,838	25,088,462
Institutional Class	21,024	863,073	28,323	1,066,709
		$8,814,184		$36,809,513

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	57,478	$1,816,880
Class C	—	—	16,182	412,158
Class S	—	—	161,329	5,433,586
Institutional Class	—	—	2,002	70,028
		$—		$7,732,652

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(254,156)	$(9,402,784)	(1,162,953)	$(39,337,311)
Class C	(74,985)	(2,219,420)	(323,092)	(8,786,046)
Class S	(354,456)	(14,023,765)	(1,437,661)	(51,522,207)
Institutional Class	(16,091)	(656,671)	(81,969)	(3,072,220)
		$(26,302,640)		$(102,717,784)

Redemption fees		$—		$904

Net increase (decrease)
Class A	(172,644)	$(6,388,413)	(841,547)	$(28,492,804)
Class C	(66,250)	(1,959,962)	(246,429)	(6,746,760)
Class S	(236,672)	(9,346,483)	(584,494)	(20,999,669)
Institutional Class	4,933	206,402	(51,644)	(1,935,482)
		$(17,488,456)		$(58,174,715)

30	Deutsche Health and Wellness Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, Class C and Institutional Class limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–Actual	Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–Hypothetical	5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Health and Wellness Fund	31

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,072.70	$1,069.00	$1,074.10	$1,073.90
Expenses Paid per $1,000*	$6.91	$10.74	$5.56	$5.61

Hypothetical 5% Fund Return
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,018.40	$1,014.69	$1,019.70	$1,019.65
Expenses Paid per $1,000*	$6.73	$10.45	$5.42	$5.47

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Health and Wellness Fund	1.33%	2.07%	1.07%	1.08%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

32	Deutsche Health and Wellness Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Health and Wellness Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche Health and Wellness Fund	33

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

34	Deutsche Health and Wellness Fund

outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

Deutsche Health and Wellness Fund	35

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

36	Deutsche Health and Wellness Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Health and Wellness Fund	37

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

38	Deutsche Health and Wellness Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUHAX	SUHCX	SCHLX	SUHIX
CUSIP Number	25159L 620	25159L 596	25159L 588	25159L 570
Fund Number	452	752	2352	1452

Deutsche Health and Wellness Fund	39

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

—  Social Security number

—  Account balances

—  Purchase and transaction history

—  Bank account information

—  Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

40	Deutsche Health and Wellness Fund

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

Deutsche Health and Wellness Fund	41

DHWF-3

(R-025434-7 1/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/29/2018